Long-Term Indebtedness and Interest	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-term Debt, by Current and Noncurrent [Abstract]
Long-Term Indebtedness and Interest

Note 9 - Long-Term Indebtedness and Interest

In October, 2010, the Company entered into a $250,000 long-term debt arrangement (the “Note”) with an unrelated private investor, with interest due monthly at the rate equal to 10%. The principal amount of the Note was required by the Predecessor Company to be repaid in full on its first anniversary. However, at that time, if the Predecessor Company had not entered into a satisfactory subsequent financing arrangement, in the sole discretion of the investor, the $250,000 Note could be immediately called and would be due and payable. The holder of the Note had the option to then either convert the Note into a three-year term loan or convert the Note into shares of common stock in the Predecessor Company. The holder of the Note had 15 months from the first anniversary of the making of the Note to make this decision, that is, until December 31, 2012. Subsequently, in February, 2012, the Note holder agreed that all previous new financing contingencies had been met and consented to convert the Note into 493,252 shares of common stock of the Company in complete and total satisfaction of the Note. In accordance with the terms of the Merger, the total number of shares was reduced to 329,502.

On July 15, 2011, the Company entered into a $1,025,000 subordinated mezzanine loan (the “Mezzanine Loan”) with a maturity date of three years. Interest is due monthly at the rate equal to 12%. In addition, the net proceeds received by the Company from this Mezzanine Loan was $850,000, giving effect to the original issue discount (“OID”) required by the lender. On April 5, 2012 the above mentioned note was paid in full, including the remaining amount for the OID discount under this arrangement, for a total payment of $833,640. For the nine months ended June 30, 2012, the Company had made payments of $887,929 (including taking into account the OID discount under this arrangement).

Note 11 - Long-Term Indebtedness and Interest

In October, 2010, the Company entered into a $250,000 long-term debt arrangement (the “Note”) with an unrelated private investor, with interest due monthly at the rate equal to 10%. The principal amount of the Note was required by the Predecessor Company to be repaid in full on its first anniversary. However, at that time, if the Predecessor Company had not entered into a satisfactory subsequent financing arrangement, in the sole discretion of the investor, the $250,000 Note could be immediately called and would be due and payable. The holder of the Note had the option to then either convert the Note into a three-year term loan or convert the Note into shares of common stock in the Predecessor Company. The holder of the Note had 15 months from the first anniversary of the making of the Note to make this decision, that is, until December 31, 2012. Subsequently, in February, 2012, the Note holder agreed that all previous new financing contingencies had been met and consented to convert the Note into 493,252 shares of common stock of the Company in complete and total satisfaction of the Note. In accordance with the terms of the Merger, the total number of shares was reduced to 329,502.

On July 15, 2011, the Company entered into a $1,025,000 subordinated mezzanine loan (the “Mezzanine Loan”) with a maturity date of three years. Interest is due monthly at the rate equal to 12%. In addition, the net proceeds received by the Company from this Mezzanine Loan was $850,000, giving effect to the original issue discount (“OID”) required by the lender. On April 5, 2012 the above mentioned note was paid in full, including the remaining amount for the OID discount under this arrangement, for a total payment of $833,640. For the nine months ended June 30, 2012, the Company had made payments of $887,929 (including taking into account the OID discount under this arrangement).